Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Revenue Recognition
	Drybulk segment		Tanker segment		Gas carrier segment		Tanker Pool Operations segment	Consolidated
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		From June 7 to June 30,	Six-month period ended June 30,
	2018	2019	2018	2019	2018	2019	2019	2018	2019
Voyage charter revenues	$689	$-	$17,889	$41,523	$-	$-	$-	$18,578	$41,523
Time / Pool charter revenues	44,640	36,245	3,258	3,258	20,883	-	1,298	68,781	40,801
Service revenues	-	-	-	-	-	-	1,251	-	1,251
Total Revenues	$45,329	$36,245	$21,147	$44,781	$20,883	$-	$2,549	$87,359	$83,575

Trade Accounts Receivable & Contract Liabilities
	December 31, 2018	June 30, 2019
Trade Accounts Receivable, net of allowance for doubtful receivables	$13,713	$12,236
Deferred Contract Costs (Note 5)	496	721
Deferred Revenue	$1,776	$1,311